Asset Retirement Obligations - Schedule of Asset Retirement Obligations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Balance at beginning of year	¥ 3,183	¥ 3,489
Accretion expense	85	84
Liabilities settled	(22)	(380)
Additional liabilities incurred	179	40
Changes in estimates, including timing	17	(50)
Balance at end of year	¥ 3,442	¥ 3,183